Financial result (Tables)	12 Months Ended
Dec. 31, 2018
Financial result
Schedule of financial results

	Year ended December 31
	2018	2017	2016
Financial income
Short‐term investments	177	176	92
Others	246	302	78
	423	478	170
Financial expenses
Loans and borrowings gross interest	(1,185)	(1,697)	(1,768)
Capitalized loans and borrowing costs	194	370	653
Participative stockholders' debentures	(550)	(625)	(417)
Interest on REFIS	(202)	(397)	(514)
Others	(602)	(924)	(631)
	(2,345)	(3,273)	(2,677)
Other financial items
Net foreign exchange gains (losses) on loans and borrowings	(2,666)	(249)	3,314
Derivative financial instruments	(266)	454	1,256
Other net foreign exchange gains (losses)	419	(218)	(62)
Net indexation losses	(522)	(211)	(158)
	(3,035)	(224)	4,350
Financial results, net	(4,957)	(3,019)	1,843